Distribution Date:	01/16/26	BANK 2017-BNK7
Determination Date:	01/12/26
Next Distribution Date:	02/18/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-19	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	20		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Historical Detail	21		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		Attention: BANK 2017-BNK7 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	24		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541XAA8	1.984000%	32,602,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06541XAB6	3.061000%	35,234,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	06541XAC4	3.092000%	44,439,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06541XAD2	3.265000%	50,058,000.00	13,716,542.50	839,697.21	37,320.43	0.00	0.00	877,017.64	12,876,845.29	34.67%	30.00%
A-4	06541XAE0	3.175000%	310,000,000.00	304,123,381.08	0.00	804,659.78	0.00	0.00	804,659.78	304,123,381.08	34.67%	30.00%
A-5	06541XAF7	3.435000%	334,853,000.00	334,853,000.00	0.00	958,516.71	0.00	0.00	958,516.71	334,853,000.00	34.67%	30.00%
A-S	06541XAJ9	3.748000%	144,141,000.00	144,141,000.00	0.00	450,200.39	0.00	0.00	450,200.39	144,141,000.00	20.22%	17.50%
B	06541XAK6	3.949000%	50,449,000.00	50,449,000.00	0.00	166,019.25	0.00	0.00	166,019.25	50,449,000.00	15.17%	13.13%
C	06541XAL4	3.971662%	38,918,000.00	38,918,000.00	0.00	128,807.62	0.00	0.00	128,807.62	38,918,000.00	11.27%	9.75%
D	06541XAV2	2.708000%	43,242,000.00	43,242,000.00	0.00	97,582.78	0.00	0.00	97,582.78	43,242,000.00	6.93%	6.00%
E	06541XAX8	3.239000%	23,063,000.00	23,063,000.00	0.00	62,250.88	0.00	0.00	62,250.88	23,063,000.00	4.62%	4.00%
F	06541XAZ3	3.239000%	11,531,000.00	11,531,000.00	0.00	31,124.09	0.00	0.00	31,124.09	11,531,000.00	3.47%	3.00%
G*	06541XBB5	3.239000%	34,594,180.00	34,594,180.00	0.00	88,093.68	0.00	0.00	88,093.68	34,594,180.00	0.00%	0.00%
R	06541XBF6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06541XBD1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	N/A	3.971662%	60,690,746.32	52,559,531.77	44,194.59	173,679.26	0.00	0.00	217,873.85	52,515,337.18	0.00%	0.00%
Regular SubTotal			1,213,814,926.32	1,051,190,635.35	883,891.80	2,998,254.87	0.00	0.00	3,882,146.67	1,050,306,743.55

X-A	06541XAG5	0.661382%	807,186,000.00	652,692,923.58	0.00	359,732.91	0.00	0.00	359,732.91	651,853,226.37
X-B	06541XAH3	0.142959%	233,508,000.00	233,508,000.00	0.00	27,818.48	0.00	0.00	27,818.48	233,508,000.00
X-D	06541XAM2	1.263662%	43,242,000.00	43,242,000.00	0.00	45,536.07	0.00	0.00	45,536.07	43,242,000.00
X-E	06541XAP5	0.732662%	23,063,000.00	23,063,000.00	0.00	14,081.16	0.00	0.00	14,081.16	23,063,000.00
X-F	06541XAR1	0.732662%	11,531,000.00	11,531,000.00	0.00	7,040.27	0.00	0.00	7,040.27	11,531,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06541XAT7	0.732662%	34,594,180.00	34,594,180.00	0.00	21,121.54	0.00	0.00	21,121.54	34,594,180.00
Notional SubTotal			1,153,124,180.00	998,631,103.58	0.00	475,330.43	0.00	0.00	475,330.43	997,791,406.37

Deal Distribution Total					883,891.80	3,473,585.30	0.00	0.00	4,357,477.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541XAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06541XAB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	06541XAC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06541XAD2	274.01299493	16.77448580	0.74554377	0.00000000	0.00000000	0.00000000	0.00000000	17.52002957	257.23850913
A-4	06541XAE0	981.04316477	0.00000000	2.59567671	0.00000000	0.00000000	0.00000000	0.00000000	2.59567671	981.04316477
A-5	06541XAF7	1,000.00000000	0.00000000	2.86249999	0.00000000	0.00000000	0.00000000	0.00000000	2.86249999	1,000.00000000
A-S	06541XAJ9	1,000.00000000	0.00000000	3.12333333	0.00000000	0.00000000	0.00000000	0.00000000	3.12333333	1,000.00000000
B	06541XAK6	1,000.00000000	0.00000000	3.29083332	0.00000000	0.00000000	0.00000000	0.00000000	3.29083332	1,000.00000000
C	06541XAL4	1,000.00000000	0.00000000	3.30971838	0.00000000	0.00000000	0.00000000	0.00000000	3.30971838	1,000.00000000
D	06541XAV2	1,000.00000000	0.00000000	2.25666667	0.00000000	0.00000000	0.00000000	0.00000000	2.25666667	1,000.00000000
E	06541XAX8	1,000.00000000	0.00000000	2.69916663	0.00000000	0.00000000	0.00000000	0.00000000	2.69916663	1,000.00000000
F	06541XAZ3	1,000.00000000	0.00000000	2.69916659	0.00000000	0.00000000	0.00000000	0.00000000	2.69916659	1,000.00000000
G	06541XBB5	1,000.00000000	0.00000000	2.54648846	0.15267828	3.88732440	0.00000000	0.00000000	2.54648846	1,000.00000000
R	06541XBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06541XBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	866.02216906	0.72819322	2.86170908	0.00458043	0.11850522	0.00000000	0.00000000	3.58990230	865.29397584

Notional Certificates
X-A	06541XAG5	808.60287911	0.00000000	0.44566297	0.00000000	0.00000000	0.00000000	0.00000000	0.44566297	807.56260189
X-B	06541XAH3	1,000.00000000	0.00000000	0.11913288	0.00000000	0.00000000	0.00000000	0.00000000	0.11913288	1,000.00000000
X-D	06541XAM2	1,000.00000000	0.00000000	1.05305189	0.00000000	0.00000000	0.00000000	0.00000000	1.05305189	1,000.00000000
X-E	06541XAP5	1,000.00000000	0.00000000	0.61055197	0.00000000	0.00000000	0.00000000	0.00000000	0.61055197	1,000.00000000
X-F	06541XAR1	1,000.00000000	0.00000000	0.61055156	0.00000000	0.00000000	0.00000000	0.00000000	0.61055156	1,000.00000000
X-G	06541XAT7	1,000.00000000	0.00000000	0.61055183	0.00000000	0.00000000	0.00000000	0.00000000	0.61055183	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/25 - 12/30/25	30	0.00	37,320.43	0.00	37,320.43	0.00	0.00	0.00	37,320.43	0.00
A-4	12/01/25 - 12/30/25	30	0.00	804,659.78	0.00	804,659.78	0.00	0.00	0.00	804,659.78	0.00
A-5	12/01/25 - 12/30/25	30	0.00	958,516.71	0.00	958,516.71	0.00	0.00	0.00	958,516.71	0.00
X-A	12/01/25 - 12/30/25	30	0.00	359,732.91	0.00	359,732.91	0.00	0.00	0.00	359,732.91	0.00
X-B	12/01/25 - 12/30/25	30	0.00	27,818.48	0.00	27,818.48	0.00	0.00	0.00	27,818.48	0.00
X-D	12/01/25 - 12/30/25	30	0.00	45,536.07	0.00	45,536.07	0.00	0.00	0.00	45,536.07	0.00
X-E	12/01/25 - 12/30/25	30	0.00	14,081.16	0.00	14,081.16	0.00	0.00	0.00	14,081.16	0.00
X-F	12/01/25 - 12/30/25	30	0.00	7,040.27	0.00	7,040.27	0.00	0.00	0.00	7,040.27	0.00
X-G	12/01/25 - 12/30/25	30	0.00	21,121.54	0.00	21,121.54	0.00	0.00	0.00	21,121.54	0.00
A-S	12/01/25 - 12/30/25	30	0.00	450,200.39	0.00	450,200.39	0.00	0.00	0.00	450,200.39	0.00
B	12/01/25 - 12/30/25	30	0.00	166,019.25	0.00	166,019.25	0.00	0.00	0.00	166,019.25	0.00
C	12/01/25 - 12/30/25	30	0.00	128,807.62	0.00	128,807.62	0.00	0.00	0.00	128,807.62	0.00
D	12/01/25 - 12/30/25	30	0.00	97,582.78	0.00	97,582.78	0.00	0.00	0.00	97,582.78	0.00
E	12/01/25 - 12/30/25	30	0.00	62,250.88	0.00	62,250.88	0.00	0.00	0.00	62,250.88	0.00
F	12/01/25 - 12/30/25	30	0.00	31,124.09	0.00	31,124.09	0.00	0.00	0.00	31,124.09	0.00
G	12/01/25 - 12/30/25	30	128,849.23	93,375.46	0.00	93,375.46	5,281.78	0.00	0.00	88,093.68	134,478.80
RR Interest	12/01/25 - 12/30/25	30	6,891.37	173,957.25	0.00	173,957.25	277.99	0.00	0.00	173,679.26	7,192.17
Totals			135,740.60	3,479,145.07	0.00	3,479,145.07	5,559.77	0.00	0.00	3,473,585.30	141,670.97

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,357,477.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,614,744.53	Master Servicing Fee	12,520.94
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,960.11
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	452.60
ARD Interest	0.00	Operating Advisor Fee	1,178.01
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	226.30
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,614,744.53	Total Fees	19,627.96

Principal		Expenses/Reimbursements
Scheduled Principal	883,891.80	Reimbursement for Interest on Advances	177.83
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,381.94
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	883,891.80	Total Expenses/Reimbursements	5,559.77

		Interest Reserve Deposit	115,971.50

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,473,585.30
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	883,891.80
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,357,477.10
Total Funds Collected	4,498,636.33	Total Funds Distributed	4,498,636.33

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,051,190,635.39	1,051,190,635.39	Beginning Certificate Balance	1,051,190,635.35
(-) Scheduled Principal Collections	883,891.80	883,891.80	(-) Principal Distributions	883,891.80
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,050,306,743.59	1,050,306,743.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,051,190,635.43	1,051,190,635.43	Ending Certificate Balance	1,050,306,743.55
Ending Actual Collateral Balance	1,050,306,743.63	1,050,306,743.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.04)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.04)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	13,943,919.43	1.33%	18	4.7022	NAP	Defeased	4	13,943,919.43	1.33%	18	4.7022	NAP
1,000,000 or less	1	664,553.82	0.06%	20	3.8400	0.530000	1.40 or less	22	290,367,670.02	27.65%	19	4.3682	1.082147
1,000,001 to 2,000,000	8	11,815,935.61	1.12%	20	3.8349	1.535054	1.41 to 1.50	3	55,168,429.02	5.25%	19	3.9557	1.431425
2,000,001 to 3,000,000	2	5,021,317.19	0.48%	20	3.7210	(0.104299)	1.51 to 1.75	8	150,243,138.34	14.30%	19	3.9755	1.576784
3,000,001 to 4,000,000	3	9,372,478.86	0.89%	20	4.0568	1.365503	1.76 to 2.00	2	10,525,613.66	1.00%	19	4.1244	1.808668
4,000,001 to 5,000,000	5	21,214,086.84	2.02%	18	4.2141	1.817550	2.01 to 2.25	6	65,446,293.66	6.23%	19	4.1089	2.120370
5,000,001 to 6,000,000	6	33,675,613.66	3.21%	19	4.2660	3.042745	2.26 to 2.50	3	214,241,886.73	20.40%	19	3.7134	2.306723
6,000,001 to 7,000,000	5	32,961,405.46	3.14%	20	4.0206	2.052465	2.51 to 2.75	2	11,259,561.35	1.07%	20	4.2322	2.566411
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	2	20,240,805.77	1.93%	20	3.9743	2.812453
8,000,001 to 10,000,000	2	17,603,910.30	1.68%	19	4.5984	1.475559	3.01 or greater	9	218,869,425.61	20.84%	18	3.6939	7.537158
10,000,001 to 15,000,000	8	98,035,712.68	9.33%	19	4.1906	1.834167	Totals	61	1,050,306,743.59	100.00%	19	3.9930	2.900461
15,000,001 to 20,000,000	3	54,161,405.51	5.16%	19	4.3690	1.594302
20,000,001 to 30,000,000	3	80,054,518.46	7.62%	19	3.9895	1.892273
30,000,001 to 50,000,000	4	161,039,945.42	15.33%	19	3.6344	2.072862
50,000,001 to 70,000,000	4	240,741,940.35	22.92%	19	4.1643	5.414829
70,000,001 to 80,000,000	1	74,400,000.00	7.08%	17	3.4300	2.331700
80,000,001 to 100,000,000	1	85,600,000.00	8.15%	19	3.9200	3.197000
100,000,001 or greater	1	110,000,000.00	10.47%	20	3.9260	2.272500
Totals	61	1,050,306,743.59	100.00%	19	3.9930	2.900461
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	13,943,919.43	1.33%	18	4.7022	NAP
							Defeased	6	13,943,919.43	1.33%	18	4.7022	NAP
Alabama	1	4,389,884.19	0.42%	15	4.3600	1.642800
							Lodging	3	65,923,419.21	6.28%	20	5.0584	0.967647
Arizona	3	34,091,347.75	3.25%	19	4.2419	2.138412
							Mixed Use	2	122,003,627.98	11.62%	17	3.5020	2.351103
Arkansas	1	25,212,631.70	2.40%	19	4.3100	1.595800
							Multi-Family	23	240,631,989.39	22.91%	19	3.8479	2.085213
California	14	291,239,558.63	27.73%	20	4.2663	1.939786
							Office	19	256,965,711.42	24.47%	19	4.0553	1.783101
Colorado	1	6,250,000.00	0.60%	19	3.9640	2.213100
							Other	1	67,500,000.00	6.43%	18	3.2900	16.407400
Connecticut	1	25,000,000.00	2.38%	18	4.0878	1.620300
							Retail	17	236,187,477.24	22.49%	19	4.1558	1.638753
Florida	1	6,000,000.00	0.57%	19	4.0960	4.543700
							Self Storage	7	47,150,599.69	4.49%	19	4.1567	2.915855
Illinois	1	85,600,000.00	8.15%	19	3.9200	3.197000
							Totals	78	1,050,306,743.59	100.00%	19	3.9930	2.900461
Indiana	2	10,285,220.02	0.98%	19	4.3110	2.571730

Kansas	16	59,717,674.90	5.69%	20	4.4500	0.983900

Louisiana	1	58,419,465.11	5.56%	19	3.9840	1.366400

Massachusetts	1	8,091,690.94	0.77%	20	4.6200	1.150000

Michigan	1	3,180,454.60	0.30%	19	4.5500	1.626100

New York	18	209,507,315.43	19.95%	18	3.4752	1.825660

North Carolina	1	6,360,805.77	0.61%	20	3.9400	2.777000

Pennsylvania	1	40,800,000.00	3.88%	20	3.8200	1.415700

South Carolina	1	5,490,393.40	0.52%	19	4.0000	1.852200

Tennessee	1	10,818,618.02	1.03%	18	4.7600	0.581800

Texas	4	44,667,819.05	4.25%	19	4.1962	2.264920

Washington	1	67,500,000.00	6.43%	18	3.2900	16.407400

Wisconsin	1	33,739,945.42	3.21%	18	4.1400	1.171500

Totals	78	1,050,306,743.59	100.00%	19	3.9930	2.900461

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	13,943,919.43	1.33%	18	4.7022	NAP	Defeased	4	13,943,919.43	1.33%	18	4.7022	NAP
	3.500% or less	4	228,400,000.00	21.75%	18	3.3582	6.644066	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	9	47,550,406.00	4.53%	19	3.6628	1.814701	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	16	357,699,460.26	34.06%	20	3.9158	2.163895	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	10	142,286,239.08	13.55%	19	4.1275	1.915005	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	10	162,520,404.05	15.47%	19	4.4161	1.500300	49 months or greater	57	1,036,362,824.16	98.67%	19	3.9835	2.911694
	4.501% to 4.750%	5	27,703,790.43	2.64%	20	4.5774	1.956236	Totals	61	1,050,306,743.59	100.00%	19	3.9930	2.900461
	4.751% to 5.000%	2	15,097,723.15	1.44%	18	4.8167	0.778470
	5.001% or greater	1	55,104,801.19	5.25%	20	5.1170	1.043400
	Totals	61	1,050,306,743.59	100.00%	19	3.9930	2.900461
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	13,943,919.43	1.33%	18	4.7022	NAP	Defeased	4	13,943,919.43	1.33%	18	4.7022	NAP
	57 months or less	57	1,036,362,824.16	98.67%	19	3.9835	2.911694	Interest Only	23	598,205,000.00	56.96%	19	3.7405	4.010583
58 months to 82 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	19,489,465.79	1.86%	18	4.5116	1.110103
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	25	370,091,081.26	35.24%	19	4.3865	1.369047
	Totals	61	1,050,306,743.59	100.00%	19	3.9930	2.900461	301 months to 420 months	5	18,735,390.38	1.78%	19	3.7839	1.033887
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	29,841,886.73	2.84%	19	3.6365	2.370600
								Totals	61	1,050,306,743.59	100.00%	19	3.9930	2.900461
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	13,943,919.43	1.33%	18	4.7022	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	37,500,000.00	3.57%	17	3.4300	4.330000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	851,634,712.69	81.08%	19	4.0459	3.113792	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	19	144,831,404.45	13.79%	19	3.7649	1.373656
	25 months or greater	2	2,396,707.02	0.23%	20	3.6711	1.850398
	Totals	61	1,050,306,743.59	100.00%	19	3.9930	2.900461
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453011574	1	MU	New York	NY	Actual/360	3.430%	219,748.67	0.00	0.00	N/A	06/09/27	--	74,400,000.00	74,400,000.00	01/09/26
1A	453011577	1				Actual/360	3.430%	110,760.42	0.00	0.00	N/A	06/09/27	--	37,500,000.00	37,500,000.00	01/09/26
2	300801671	1	OF	San Francisco	CA	Actual/360	3.926%	371,879.44	0.00	0.00	09/10/27	09/10/29	--	110,000,000.00	110,000,000.00	01/10/26
3	610940438	1	MF	Chicago	IL	Actual/360	3.920%	288,947.56	0.00	0.00	N/A	08/11/27	--	85,600,000.00	85,600,000.00	01/11/26
4	1749838	1	Various Overland Park		KS	Actual/360	4.450%	229,319.29	126,432.09	0.00	N/A	09/06/27	--	59,844,106.14	59,717,674.05	01/06/26
5	310926936	1	98	Seattle	WA	Actual/360	3.290%	191,231.25	0.00	0.00	N/A	07/11/27	--	67,500,000.00	67,500,000.00	01/11/26
6	300801660	1	RT	Baton Rouge	LA	Actual/360	3.984%	200,791.41	108,929.26	0.00	N/A	08/01/27	--	58,528,394.37	58,419,465.11	01/01/26
7	308740007	1	LO	Redondo Beach	CA	Actual/360	5.117%	243,270.75	104,885.95	0.00	N/A	09/01/27	--	55,209,687.14	55,104,801.19	01/01/26
8	1749690	1	MF	New York	NY	Actual/360	3.288%	138,735.33	0.00	0.00	N/A	09/01/27	--	49,000,000.00	49,000,000.00	01/01/26
9	310937397	1	RT	King of Prussia	PA	Actual/360	3.820%	134,209.33	0.00	0.00	N/A	09/11/27	--	40,800,000.00	40,800,000.00	01/11/26
11	453011644	1	OF	Milwaukee	WI	Actual/360	4.140%	120,502.40	61,568.21	0.00	N/A	07/01/27	--	33,801,513.63	33,739,945.42	01/01/26
13	310941667	1	OF	Sunnyvale	CA	Actual/360	3.636%	93,598.12	48,004.93	0.00	N/A	08/06/27	--	29,889,891.66	29,841,886.73	01/06/26
14	310939867	1	RT	Conway	AR	Actual/360	4.310%	93,777.49	54,860.15	0.00	N/A	08/11/27	--	25,267,491.88	25,212,631.73	01/11/26
15	310939181	1	OF	Stamford	CT	Actual/360	4.088%	88,001.25	0.00	0.00	N/A	07/01/27	--	25,000,000.00	25,000,000.00	01/01/26
16	600940627	1	RT	San Jacinto	CA	Actual/360	4.500%	76,460.31	33,743.74	0.00	N/A	07/11/27	--	19,731,692.28	19,697,948.54	01/11/26
17	1749807	1	RT	Phoenix	AZ	Actual/360	4.120%	66,344.77	29,679.46	0.00	N/A	09/01/27	--	18,700,373.43	18,670,693.97	01/01/26
19	300801635	1	MF	Richmond	CA	Actual/360	4.500%	61,288.33	23,581.46	0.00	N/A	07/01/27	--	15,816,344.46	15,792,763.00	01/01/26
20	1749779	1	MF	Dallas	TX	Actual/360	4.160%	52,390.00	0.00	0.00	N/A	07/01/27	--	14,625,000.00	14,625,000.00	01/01/26
21	1749498	1	RT	West Hollywood	CA	Actual/360	4.175%	51,230.73	0.00	0.00	N/A	08/01/27	--	14,250,000.00	14,250,000.00	01/01/26
22	1750091	1	MF	Garland	TX	Actual/360	3.990%	47,689.37	0.00	0.00	N/A	09/01/27	--	13,880,000.00	13,880,000.00	01/01/26
23	310938981	1	LO	Cordova	TN	Actual/360	4.760%	44,482.92	33,816.12	0.00	N/A	07/11/27	--	10,852,434.14	10,818,618.02	01/11/26
24	310939901	1	RT	Scottsdale	AZ	Actual/360	4.460%	43,571.73	24,510.31	0.00	N/A	05/11/27	--	11,345,164.46	11,320,654.15	01/11/26
25	308740025	1	SS	Oakland	CA	Actual/360	4.001%	42,204.99	0.00	0.00	N/A	09/01/27	--	12,250,000.00	12,250,000.00	01/01/26
26	1749903	1	MU	Woodland Hills	CA	Actual/360	4.300%	37,492.55	21,892.02	0.00	N/A	09/01/27	--	10,125,520.00	10,103,627.98	01/01/26
27	470105650	1	MF	Kew Gardens	NY	Actual/360	3.770%	35,064.89	13,384.98	0.00	N/A	08/01/27	--	10,801,197.51	10,787,812.53	01/01/26
28	308740028	1	RT	Dallas	TX	Actual/360	4.580%	37,582.74	17,142.39	0.00	N/A	08/01/27	--	9,529,361.75	9,512,219.36	01/01/26
29	470101210	1	MF	Boston	MA	Actual/360	4.620%	32,257.81	16,682.19	0.00	N/A	09/01/27	--	8,108,373.13	8,091,690.94	01/01/26
30	308740030	1	RT	Simpsonville	SC	Actual/360	4.000%	18,975.26	18,553.94	0.00	N/A	08/01/27	--	5,508,947.19	5,490,393.25	01/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	308740031	1	RT	Raleigh	NC	Actual/360	3.940%	21,621.13	11,888.03	0.00	N/A	09/01/27	--	6,372,693.80	6,360,805.77	01/01/26
32	300801654	1	SS	Plano	TX	Actual/360	4.157%	23,844.52	10,551.79	0.00	N/A	08/01/27	--	6,661,151.48	6,650,599.69	01/01/26
33	1749389	1	RT	Livermore	CA	Actual/360	4.245%	25,587.92	0.00	0.00	N/A	09/01/27	--	7,000,000.00	7,000,000.00	01/01/26
34	470105980	1	MF	New York	NY	Actual/360	3.780%	21,808.50	0.00	0.00	N/A	09/01/27	--	6,700,000.00	6,700,000.00	01/01/26
35	308740035	1	SS	Lafayette	CO	Actual/360	3.964%	21,334.03	0.00	0.00	N/A	08/01/27	--	6,250,000.00	6,250,000.00	01/01/26
36	308740036	1	SS	Lodi	CA	Actual/360	4.362%	22,537.00	0.00	0.00	N/A	08/01/27	--	6,000,000.00	6,000,000.00	01/01/26
37	300801662	1	SS	Tallahassee	FL	Actual/360	4.096%	21,162.67	0.00	0.00	N/A	08/01/27	--	6,000,000.00	6,000,000.00	01/01/26
38	1647604	1	MF	Indianapolis	IN	Actual/360	4.260%	18,511.37	11,040.16	0.00	N/A	08/01/27	--	5,046,260.57	5,035,220.41	01/01/26
39	300801664	1	SS	Placerville	CA	Actual/360	4.510%	22,913.31	0.00	0.00	N/A	09/01/27	--	5,900,000.00	5,900,000.00	01/01/26
40	410940787	1	RT	Indianapolis	IN	Actual/360	4.360%	19,710.83	0.00	0.00	N/A	08/11/27	--	5,250,000.00	5,250,000.00	01/11/26
42	470105440	1	MF	Long Beach	NY	Actual/360	3.750%	13,911.42	10,170.59	0.00	N/A	08/01/27	--	4,308,052.93	4,297,882.34	01/01/26
43	300801613	1	RT	Indianapolis	IN	Actual/360	4.700%	17,808.76	9,160.41	0.00	N/A	05/01/27	--	4,400,243.02	4,391,082.61	01/01/26
44	470105960	1	MF	Bronx	NY	Actual/360	3.790%	13,566.56	9,702.85	0.00	N/A	09/01/27	--	4,156,918.03	4,147,215.18	01/01/26
45	410939349	1	RT	Tuscaloosa	AL	Actual/360	4.360%	16,513.14	8,406.91	0.00	N/A	04/11/27	--	4,398,291.10	4,389,884.19	01/11/26
46	300801665	1	IN	Rock Hill	SC	Actual/360	5.025%	18,584.47	8,333.06	0.00	N/A	08/01/27	--	4,294,917.63	4,286,584.57	01/01/26
47	300801663	1	RT	Irwindale	CA	Actual/360	4.960%	18,312.44	8,406.54	0.00	N/A	08/01/27	--	4,287,511.67	4,279,105.13	01/01/26
48	410940710	1	RT	Saline	MI	Actual/360	4.550%	12,526.63	16,699.54	0.00	N/A	08/11/27	--	3,197,154.06	3,180,454.52	01/11/26
49	300801643	1	SS	Glendale	AZ	Actual/360	4.195%	14,810.68	0.00	0.00	N/A	08/01/27	--	4,100,000.00	4,100,000.00	01/01/26
50	470105750	1	MF	New York	NY	Actual/360	3.710%	10,068.78	7,443.47	0.00	N/A	09/01/27	--	3,151,692.94	3,144,249.47	01/01/26
51	470105550	1	MF	Mount Vernon	NY	Actual/360	3.900%	10,247.70	3,648.55	0.00	N/A	09/01/27	--	3,051,423.42	3,047,774.87	01/01/26
52	300801667	1	SS	Charleston	SC	Actual/360	4.251%	11,131.20	5,375.35	0.00	N/A	09/01/27	--	3,040,827.16	3,035,451.81	01/01/26
53	470105490	1	MF	Great Neck	NY	Actual/360	3.850%	7,713.76	5,412.87	0.00	N/A	08/01/27	--	2,326,730.06	2,321,317.19	01/01/26
54	470105410	1	MF	New York	NY	Actual/360	3.610%	8,393.25	0.00	0.00	N/A	09/01/27	--	2,700,000.00	2,700,000.00	01/01/26
55	600939932	1	RT	Various	TX	Actual/360	4.700%	9,046.93	4,541.38	0.00	N/A	09/11/27	06/11/27	2,235,341.82	2,230,800.44	01/11/26
57	470105470	1	MF	Brooklyn	NY	Actual/360	3.710%	5,455.14	2,146.49	0.00	N/A	08/01/27	--	1,707,548.12	1,705,401.63	01/01/26
58	470105570	1	MF	Yonkers	NY	Actual/360	3.750%	5,380.90	2,065.83	0.00	N/A	09/01/27	--	1,666,344.64	1,664,278.81	01/01/26
59	470106120	1	MF	New York	NY	Actual/360	3.750%	5,812.50	0.00	0.00	N/A	09/01/27	--	1,800,000.00	1,800,000.00	01/01/26
60	470105780	1	MF	Forest Hills	NY	Actual/360	3.770%	4,973.51	1,890.22	0.00	N/A	09/01/27	--	1,532,012.76	1,530,122.54	01/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
61	470104930	1	MF	Lawrence	NY	Actual/360	3.910%	5,723.81	0.00	0.00	N/A	08/01/27	--	1,700,000.00	1,700,000.00	01/01/26
62	470105800	1	MF	New York	NY	Actual/360	3.700%	3,962.62	2,941.62	0.00	N/A	09/01/27	--	1,243,715.27	1,240,773.65	01/01/26
63	470106040	1	MF	Brooklyn	NY	Actual/360	3.640%	3,631.87	2,764.67	0.00	N/A	09/01/27	--	1,158,698.04	1,155,933.37	01/01/26
64	410926097	1	RT	Carson	CA	Actual/360	4.690%	4,125.51	2,090.93	0.00	N/A	08/11/27	--	1,021,516.54	1,019,425.61	01/11/26
65	470105730	1	MF	Brooklyn	NY	Actual/360	3.840%	2,202.56	1,543.34	0.00	N/A	09/01/27	--	666,097.16	664,553.82	01/01/26
Totals								3,614,744.53	883,891.80	0.00				1,051,190,635.39	1,050,306,743.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	191,484,942.40	143,816,580.70	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	25,269,950.52	20,863,655.35	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	15,180,785.07	11,682,758.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	16,316,267.32	11,738,888.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	64,444,730.28	37,283,384.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	28,201,020.00	20,266,368.78	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	3,587,303.00	5,130,463.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	2,684,295.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	2,829,669.32	1,869,311.46	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	8,154,416.17	6,348,293.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	16,634,017.00	12,136,769.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,953,825.55	2,241,160.91	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	10,424,939.00	3,322,034.20	01/01/24	03/31/24	12/09/25	5,762,778.57	0.00	0.00	0.00	0.00	0.00
16	1	2,085,038.00	1,601,836.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	2,654,850.68	1,894,452.35	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,223,090.71	857,379.32	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,627,240.00	1,041,581.66	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,004,175.36	494,949.65	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,718,195.00	1,226,851.42	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,209,351.04	711,582.77	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,308,888.20	981,046.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,088,693.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,702,113.43	1,430,928.04	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	696,517.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,198,527.57	904,197.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	800,715.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	643,098.05	684,366.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1	1,052,882.56	903,814.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	930,481.30	646,370.02	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	631,437.00	473,353.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	301,921.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	0.00	425,444.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	981,016.07	694,074.28	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,088,782.32	858,497.41	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	112,211.84	508,690.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	844,407.61	624,369.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	803,944.96	603,741.98	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	525,784.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	174,224.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	766,292.82	404,571.15	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	438,726.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	603,364.00	473,670.04	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	792,240.96	570,381.86	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	216,308.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	243,188.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1	106,594.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	(76,915.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	1	29,869.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	86,561.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	81,263.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	109,098.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	1	93,249.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	97,882.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	197,421.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	173,895.30	291,151.22	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
65	1	23,891.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		418,556,679.39	296,006,971.01				5,762,778.57	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	3.993048%	3.965418%	19
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	3.993346%	3.965717%	20
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	3.993661%	3.966033%	21
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	3.993955%	3.966328%	22
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	3.994267%	3.966641%	23
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	3.994558%	3.966933%	24
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	0	0.00	3.994847%	3.967223%	25
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.002797%	3.974985%	26
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.003088%	3.975276%	27
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.003396%	3.975585%	28
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.003684%	3.975873%	29
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.004028%	3.976218%	30
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		940,306,744	915,306,744		0	25,000,000
25 - 36 Months		0	0		0	0
37 - 48 Months		110,000,000	110,000,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	1,050,306,744	1,025,306,744	0	0	0	25,000,000
Dec-25	1,051,190,635	1,026,190,635	0	0	0	25,000,000
Nov-25	1,052,125,940	1,027,125,940	0	0	0	25,000,000
Oct-25	1,053,003,009	1,028,003,009	0	0	0	25,000,000
Sep-25	1,053,931,734	1,028,931,734	0	0	0	25,000,000
Aug-25	1,054,802,031	1,029,802,031	0	0	0	25,000,000
Jul-25	1,055,669,064	1,030,669,064	0	0	0	25,000,000
Jun-25	1,072,053,772	1,072,053,772	0	0	0	0
May-25	1,072,945,478	1,072,945,478	0	0	0	0
Apr-25	1,073,891,263	1,073,891,263	0	0	0	0
Mar-25	1,074,776,070	1,074,776,070	0	0	0	0
Feb-25	1,075,830,539	1,075,830,539	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	310939181	25,000,000.00	25,000,000.00	133,500,000.00	01/17/25	2,745,861.70	1.62030	03/31/24	07/01/27	I/O
Totals		25,000,000.00	25,000,000.00	133,500,000.00		2,745,861.70

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	310939181	OF	CT	12/28/23	7

The subject loan transferred to Special Servicing for imminent monetary default effective 12/28/2023. The loan is secured by three, class A office buildings located in Stamford, CT, built in 1986 and renovated in 2015. The property consists of

811,748 RS F. A Receiver was appointed by the court as of 5/23/2024 after the Borrower indicated a desire to relinquish control. On 2/5/2025, the Trust took title to the collateral via a Strict Foreclosure filing with the Court. An order granting the discharge of th e receiver was approved on 4/9/2025. The property is currently 77.3% leased as of January 2025 as compared to 78.9% at YE 2024 and 74.6% at YE 2023. The total debt is comprised of five pari passu loans. There was

$11.86MM of outstanding Mezzanine debt pri or to the Lender's foreclosure. The October 2025 YTD NOI DSCR was 1.77x. The properties were most recently inspected in March 2025 and found to be in good overall condition with deferred maintenance related to the parking garage noted. Repairs are planned to occur in phases starting in late 2025 and in 2026. Leasing efforts to stabilize the property and renew existing tenants with upcoming expirations are underway, along with addressing the parking garage deferred maintenance. The special servicer project s a disposition to occur in early 2027.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
7	308740007	1	61,231,056.24	5.11700%	61,143,998.97	5.11700%	10	09/30/20	10/01/20	09/11/20
7	308740007	1	0.00	5.11700%	0.00	5.11700%	10	09/11/20	10/01/20	09/30/20
10	310940885	1	37,416,728.81	4.94000%	37,416,728.81	4.94000%	10	07/23/20	06/01/20	08/11/20
12	310940503	1	33,989,402.94	4.88000%	33,989,402.94	4.88000%	10	04/21/20	05/11/20	06/11/20
12	310940503	1	0.00	4.88000%	0.00	4.88000%	10	06/11/20	05/11/20	04/21/20
23	310938981	1	12,908,244.76	4.76000%	12,272,939.93	4.76000%	8	07/11/22	06/27/22	08/11/22
23	310938981	1	0.00	4.76000%	0.00	4.76000%	8	06/30/22	06/27/22	--
Totals			84,314,376.51		83,679,071.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	21.55	0.00	0.00	0.00
15	0.00	0.00	5,381.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.91	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.64	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	146.73	0.00	0.00	0.00
Total	0.00	0.00	5,381.94	0.00	0.00	0.00	0.00	0.00	177.83	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,559.77

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Supplemental Notes
None

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